Statement of Cash Flows (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (234,508)	$ (1,205,128)	$ (1,439,636)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	(55,518)	(3,648)	(59,167)
Change in fair value of cash equivalents in trust account	(30,391)	4,121	(26,270)
Increase in accounts payable and accrued expenses	53,730	474,892	528,623
Net cash used in operating activities	(266,687)	(729,763)	(996,450)
Cash flows from investing activities:
Cash deposited in trust account	(64,640,000)	0	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	200,000	200,000	400,000
Repayment of notes payable - shareholder	(200,000)	0	(200,000)
Proceeds from sale of initial ordinary shares	25,000		25,000
Proceeds from public offering of units	64,000,000		64,000,000
Proceeds from sale of insider warrants	4,000,000		4,000,000
Payment of offering costs	(2,509,995)	0	(2,509,995)
Net cash provided by financing activities	65,515,005	200,000	65,715,005
Net increase (decrease) in cash	608,318	(529,763)	78,555
Cash beginning of period	0	608,318	0
Cash end of period	$ 608,318	$ 78,555	$ 78,555